Financial Instruments - Summary of Activity in Accumulated Other Comprehensive Income Related to Derivatives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Before-Tax Amount
Accumulated derivative net losses, beginning of period	$ (62)	$ (20)	$ 1
Net changes in fair value of derivatives	82	(135)	3
Net losses reclassified from accumulated other comprehensive income into income	(25)	93	(24)
Accumulated derivative net losses, end of period	(5)	(62)	(20)
Income Tax
Accumulated derivative net losses, beginning of period	8	(2)	0
Net changes in fair value of derivatives	(8)	24	(4)
Reclassification from AOCI, Current Period, Tax	(1)	(14)	2
Accumulated derivative net losses, end of period	(1)	8	(2)
After-Tax Amount
Accumulated derivative net losses, beginning of period	(54)	(22)	1
Net changes in fair value of derivatives	74	(111)	(1)
Net losses reclassified from accumulated other comprehensive income into income	(26)	79	(22)
Accumulated derivative net losses, end of period	$ (6)	$ (54)	$ (22)